CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 105,282	$ 171,183
Restricted cash, current	219,096	245,474
Short-term investments	194,720	16,043
Accounts receivable, net of allowance of US$33,276 and US$21,810 as of December 31, 2018 and 2019, respectively (including account receivable of the People's Republic of China ("PRC") Domestic Entities and the PRC Domestic Entities' subsidiaries that can only be used to settle their own obligations of US$2,988 and US$324 as of December 31, 2018 and 2019, respectively)	66,379	58,687
Funds receivable	8,372	5,474
Prepayments and other current assets	31,509	27,894
Commitment deposits	188	191
Loans receivable, current (net of allowance of US$3,697 and US$2,905 as of December 31, 2018 and 2019, respectively)	60,490	117,602
Amounts due from related parties	644
Current assets of discontinued operations		26,289
Total current assets	686,680	668,837
Non-current assets:
Property and equipment, net (including property and equipment, net of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries that can only be used to settle their own obligations of US$324,564 and US$339,407 as of December 31, 2018 and 2019, respectively)	695,457	727,739
Land use rights		33,153
Loans receivable, non-current (net of allowance of US$132 and nil as of December 31, 2018 and 2019, respectively)		6,249
Deferred tax assets	6,570	2,202
Restricted cash, non-current portion (including restricted cash, noncurrent portion of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries that can only be used to settle their own obligations of nil and US$1,433 as of December 31, 2018 and 2019, respectively)	42,452	6,990
Deposits for non-current assets	618	902
Long-term investments	341,946	373,233
Other non-current assets	39,179	4,558
Non-current assets of discontinued operations		573
Total non-current assets	1,126,222	1,155,599
Total assets	1,812,902	1,824,436
Current liabilities:
Short-term loans and current portion of long -term loans (including short-term loans and current portion of long-tem loan of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$76,267 and US$ 70,215 as of December 31, 2018 and 2019, respectively)	264,624	297,811
Short term bond payable	102,779
Deferred revenue (including deferred revenue of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$62,816 and US$32,254 as of December 31, 2018 and 2019, respectively)	134,143	142,473
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$3,.266and US$54,543 as of December 31, 2018 and 2019, respectively)	120,244	118,924
Customers' refundable fees (including customers' refundable fees of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$3,274 and US$2,209 as of December 31, 2018 and 2019, respectively)	4,981	3,976
Income tax payable (including income tax payable of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$1,982 and US$305 as of December 31, 2018 and 2019, respectively)	4,207	2,383
Amounts due to related parties	9,227	19
Current liabilities of discontinued operations		35,327
Total current liabilities	640,205	600,913
Non-current liabilities:
Long-term loans, less current portion (including long-term loans, less current portion of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$44,891 and US$46,525as of December 31, 2018 and 2019, respectively)	184,158	123,215
Convertible senior notes	168,929	254,435
Deferred tax liabilities (including deferred tax liabilities of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$10,488 and US$656 as of December 31, 2018 and 2019, respectively)	90,723	97,578
Other non-current liabilities (including other non-current liabilities of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$51,144 and US$64,456 as of December 31, 2018 and 2019, respectively)	138,435	150,837
Non-current liabilities of discontinued operations		2,258
Total non-current liabilities	582,245	628,323
Total liabilities	1,222,450	1,229,236
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	528,620	517,802
Accumulated other comprehensive loss	(98,371)	(75,837)
Retained earnings	270,358	276,746
Less: Treasury shares (7,065,058 and 6,372,159 shares as of December 31, 2018 and 2019, respectively.)	(123,216)	(136,615)
Total Fang Holdings Limited shareholders' equity	589,759	594,506
Noncontrolling interests	693	694
Total shareholders' equity	590,452	595,200
Total liabilities and shareholders' equity	1,812,902	1,824,436
Common Class A
Shareholders' equity:
Ordinary shares	9,244	9,286
Common Class B
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124